REVENUE, OTHER INCOME AND GAINS - Transaction Price Amounts Allocated to Remaining Performance Obligations (Details) - Novartis - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 125,310	$ 0
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	120,710	0	$ 0
Within 1 year | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	63,360	0	0
1 - 2 years | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	37,920	0	0
2 - 3 Years | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	12,490	0	0
3 - 4 years | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	6,940	0	0
After 4 years | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 0	$ 0	$ 0